ADOPTION OF NEW STANDARDS - IMPACT ON FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2019
Adoption Of New Standards - Impact On Financial Statements
ADOPTION OF NEW STANDARDS - IMPACT ON FINANCIAL STATEMENTS

As noted above in Note 3, Denison adopted the provisions of IFRS 16 on January 1, 2019 using the modified retrospective approach. On transition to IFRS 16, the Company recognized an additional $944,000 of right-of-use assets (reported within “Property, Plant and Equipment” – see note 12) and an additional $944,000 of lease liabilities (reported within “Other Liabilities” – see note 16).

The underlying lease payments have been discounted using the Company’s incremental borrowing rate on January 1, 2019 of 8.50%. In applying IFRS 16 for the first time, Denison has used the following practical expedients permitted by the standard: a) leases with a term of less than 12 months remaining at January 1, 2019 have been accounted for as short-term leases; and b) initial direct costs for the measurement of the right-of-use asset at the date of initial application have been excluded.

A reconciliation of Denison’s December 31, 2018 lease commitments to its opening lease liabilities amount recognized under IFRS 16 is as follows:

(in thousands of CAD dollars)

Operating lease and other commitments per Denison’s December 31, 2018 annual financial statements	$1,259
Adjustments to IFRS 16:
Recognition exemption for short-term leases	(13)
Other	(75)
Lease liabilities - undiscounted	1,171
Present value discount adjustment	(227)
Lease liabilities on transition to IFRS 16 at January 1, 2019	$944

Under IFRS 16, Denison has recognized assets and liabilities for certain lease components which were expensed by the Company in the past. The adoption of IFRS 16 has resulted in the Company reporting: a) increased assets and liabilities; b) increased depreciation and accretion expense and decreased lease expense within the statement of income (loss); and c) decreased cash outflows from operations and increased cash outflows from financing as lease payments are recorded as financing outflows in the cash flow statement.